ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES
Accrued advertising expense	$ 431,383	$ 2,645,007
Accrued shipping and handling costs	1,241,376	2,117,878
Accrued payroll	2,557,692	2,496,547
Others	922,605	1,466,306
Accrued expenses	$ 5,153,056	$ 8,725,738